THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

                          Supplement dated May 30, 2006
         to the Bedford Shares of the Money Market Portfolio Prospectus and Statement of Additional Information dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.


     Any reference to telephone number (800) 533-7719 in the Prospectus and Statement of Additional Information is removed and replaced with telephone number (800) 888-9723.




         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.